Income Taxes and Federal Duties	12 Months Ended
Dec. 31, 2017
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Income Taxes and Federal Duties

NOTE 20. INCOME TAXES AND FEDERAL DUTIES

The Ley de Ingresos sobre Hidrocarburos (“Hydrocarbons Revenue Law”) was published in the Official Gazette of the Federation on August 11, 2014, and came into effect, on January 1, 2015. The Hydrocarbons Revenue Law sets forth the new fiscal regime for Petróleos Mexicanos applicable to the assignments and the contracts that were established on such date. Likewise, every year the Federal Revenue Law is published in the Official Gazette of the Federation and includes specific regulations for Petroleos Mexicanos and the Subsidiary Entities.

Tax regime applicable to Assignments

The tax regime applicable to the exploration and production for the assignments granted to PEMEX by the Mexican Government includes the following taxes and duties:

a.	Derecho por la Utilidad Compartida “DUC” (Profit-sharing Duty).

As of January 1, 2015, Pemex Exploration and Production is obligated to pay a Profit-sharing Duty.

As of January 1, 2017 and 2016, the applicable rate of this duty was 67.50% and 68.75% respectively. The computation of this duty is based on the excess of the value of hydrocarbons produced during the fiscal year (including self-consumption, shrinkage and burning), minus certain permitted deductions by the Hydrocarbons Revenue Law, including part of the investments and some costs, expenses and duties. Pursuant to the Hydrocarbons Revenue Law, this duty decreases on an annual basis. As of January 1, 2019, this duty will be set at 65%.

During 2017, this duty totaled Ps. 372,902,629 from annual payments presented on March 31, 2018 paid as follows: Ps. 377,192,377, in monthly installment payments and a favorable balance amounting to Ps. 4,289,748, presented in accounts receivable, net line item in the statement of financial position.

During 2016, this duty totaled Ps. 304,299,019 from annual payments presented on April 3, 2017 paid as follows: Ps. 301,050,325, in monthly installment payments and a payable balance amounting to Ps. 3,248,694.

The accounting result differs from the tax result mainly due to differences in depreciation, non-deductible expenses and others. Such differences generate a deferred DUC.

Total DUC and other as of December 31, 2017 and 2016 are integrated as follows:

	2017		2016
DUC	Ps.	372,902,629	Ps.	304,299,019
DUC from prior years		2,095,429		—
Other		260,775		514,356
Deferred DUC benefit		(37,214,624)		(27,651,571)

Total DUC and other	Ps.	338,044,209	Ps.	277,161,804

The principal factors generating the deferred DUC are the following:

	2017		2016
Deferred DUC asset:
Provisions	Ps.	541,360,940	Ps.	570,544,863

Total deferred DUC asset		541,360,940		570,544,863

Deferred Profit-sharing duty liability:
Wells, pipelines, properties, plant and equipment		(455,697,786)		(473,406,721)

Deferred DUC liability		(455,697,786)		(473,406,721)

Deferred asset net		85,663,154		97,138,142
Valuation reserve(1)		(20,796,959)		(69,486,571)

Net, deferred DUC asset	Ps.	64,866,195	Ps.	27,651,571

(1) PEMEX added to its valuation reserve since it estimates that some allowed deductions will not materialize in future years.

The expected expense for DUC is different from that which would result from applying the 65% rate to the tax base, as a result of the items mentioned below:

	2017	2016
Expected expense:	Ps. 127,436,912	Ps. 159,897,683
Increase (decrease) resulting from:
Non-cumulative profit	(514,780,219)	(423,761,673)
Non-deductible expenses	387,343,306	263,863,990
Production value	518,433,469	441,655,000
Deductible duties	(39,503,110)	(29,918,201)
Deferred DUC reserve	(48,689,612)	69,486,571
Deductions cap	(94,552,741)	(204,575,922)
DUC from prior years	2,095,429	—
Other	260,775	514,356

DUC-Profit-sharing duty expense	Ps. 338,044,209	Ps. 277,161,804

On August 18, 2017, the Official Gazette of the Federation published a decree, granting tax benefits for extraction activities in assignments with mature and / or marginal fields, substantially increasing the percentage of costs, expenses and investments that PEMEX could deduct for purposes of calculating the DUC. As a result, PEMEX received a tax benefit of Ps. 7,769,915.

On November 30, 2017, the Acuerdo por el que se reforman y adicionan diversas disposiciones de las Reglas de carácter general para definir los métodos de ajuste del valor de los hidrocarburos de los derechos sobre hidrocarburos (Agreement by which various provisions of the general rules are reformed and added to define the methods of adjusting the value of hydrocarbons and hydrocarbon rights)was published in the Official Gazette of the Federation, resulting in new calibrations and adjustments of existing formulas of calculating the value of hydrocarbons and hydrocarbon rights. As a result, PEMEX received an estimated tax benefit of Ps. 8,854,391.

The compensation of Ps. 2,186,963 was also authorized for the recognition of the fair economic value of the investments affected as a result of the allocation process for assignments to carry out hydrocarbon exploration and extraction activities, in accordance with the provisions of Transitory Article 21 of the Federation Income Law of 2017.

On April 18, 2016, a decree granting a fiscal benefit to Pemex Exploration and Production (assignee) was published in the Official Gazette of the Federation and increases the limit on the amount Pemex Exploration and Production can deduct for costs, expenses and investments in the calculation of its DUC, for onshore areas or in offshore areas with water depths lower than 500 meters. The benefit was granted to further the Mexican Government’s strategic hydrocarbon exploration and extraction activities through assignments, in light of historically low international hydrocarbons prices in late 2015 and early 2016 combined with historically low oil production in Mexico, thereby, together with other actions avoiding that the worldwide economic conditions had affected the national economy. The benefit obtained was Ps. 40,213,913. Additionally, the Mexican Government granted PEMEX a fiscal support on November 16, 2016 of Ps. 28,439,379. This benefit consisted of a tax credit against the DUC as a measure to mitigate the impact generated by the financial environment of the Mexican hydrocarbons exploration and extraction companies (assignees), as international energy prices continued to be depressed, which impacted the economies of several countries, including Mexico.

b.	Derecho de Extracción de Hidrocarburos (Hydrocarbons Extraction Duty).

This duty is to be calculated using a rate based on a formula applicable to each type of hydrocarbon, the volume of production and utilizing the relevant market price for hydrocarbons in U.S. Dollars.

During 2017 Pemex Exploration and Production made payments of Ps. 58,523,125, which are included in the cost of sales line item.

c.	Derecho de Exploración de Hidrocarburos (Exploration Hydrocarbons Duty).

The Mexican Government is entitled to collect a monthly payment of Ps. 1,214.21 per square kilometer of non-producing areas. After 60 months, this tax increases to Ps. 2,903.54 per square kilometer for each additional month that the area is not producing. These amounts will be updated on an annual basis in accordance with the national consumer price index.

During 2017, Pemex Exploration and Production made payments under this duty, totaling Ps. 980,843, which are included in the cost of sales line item.

d.	Impuesto por la actividad de Exploración y Extracción de Hidrocarburos (Exploration and Extraction Hydrocarbons Duty).

The assignments granted by the Mexican Government create a tax on the exploration and extraction activities carried out in the corresponding area. The monthly tax paid during the exploration phase and until the extraction phase begins is Ps. 1,583.74 per square kilometer. During the extraction phase, the monthly tax from the start of the extraction phase and until the assignment ends is Ps. 6,334.98 per square kilometer. During 2017 payments for this tax amounted Ps. 3,986,112, which are included in the cost of sales line item.

Tax Regime applicable to contracts:

As of January 1, 2015, the tax regime applicable to Pemex Exploration and Production for contracts is set forth in the Hydrocarbons Revenue law which regulates, among other things, the fiscal terms applicable to the exploration and extraction contracts (license, profit sharing contracts, production sharing and services) and sets duties and other taxes paid to the Mexican Government.

The Hydrocarbons Revenue Law also establishes the following duties applicable to PEMEX in connection with assignments granted to it by the Mexican Government:

•	Cuota Contractual para la Fase Exploratoria (Exploration Phase Contractual Fee)

During the exploration phase of an exploration and extraction contract, the Mexican Government is entitled to collect a monthly payment of Ps. 1,175.42 per square kilometer of non-producing areas. After 60 months, this fee increases to Ps. 2,810.78 per square kilometer for each additional month that the area is not producing. The fee amount will be updated on an annual basis in accordance with the national consumer price index.

•	Regalías (Royalties)

Royalty payments to the Mexican Government are determined based on the “contractual value” of the relevant hydrocarbons, which is based on a variety of factors, including the type of underlying hydrocarbons (e.g., crude oil, associated natural gas, non-associatednatural gas or condensates), the volume of production and the market price. Royalties are payable in connection with licensing contracts, production-sharing contracts and profit-sharing contracts.

•	Pago del Valor Contractual (Contractual Value Payment)

Licensing contracts require a payment to the Mexican Government calculated as a percentage of the “contractual value” of the hydrocarbons produced, as determined by the SHCP on a contract-by-contract basis.

•	Porcentaje a la Utilidad Operativa (Operating Profit Payment)

Production-sharing contracts and profit-sharing contracts require a payment equivalent to a specified percentage of operating profits. In the case of production-sharing contracts, this payment shall be made in-kind through delivery of the hydrocarbons produced. In the case of profit-sharing contracts, this payment shall be made in cash.

•	Bono a la Firma (Signing Bonus)

Upon execution of a licensing contract, a signing bonus is to be paid to the Mexican Government in an amount specified by the SHCP in the relevant bidding terms and conditions or in the contracts resulting from a migration.

•	Impuesto por la actividad de Exploración y Extracción de Hidrocarburos (Hydrocarbons Exploration and Extraction Activities Tax)

Contracts for exploration and extraction granted by the Mexican Government will include a specified tax on the exploration and extraction activities carried out in the relevant area. A monthly tax of Ps. 1,583.74 per square kilometer is payable during the exploration phase until the extraction phase begins. During the extraction phase of a project, a monthly tax of Ps. 6,334.98 per square kilometer is payable from the starting date until the relevant contract for exploration and extraction is terminated.

Other applicable taxes

Beginning with the creation of the Subsidiary Entities during 2015, they became subject to the Income Tax Law and the Value Added Tax Law. Pemex Industrial Transformation is also subject to the Special Tax on Production and Services (IEPS Tax).

2017 indirect taxes are as listed below:

a.	IEPS Tax

IEPS Tax on the sale of automotive fuels: This is a tax imposed on domestic sales of automotive fuels, including gasoline and diesel, which Pemex Industrial Transformation collects on behalf of the Mexican Government. The applicable quotas for 2017 were: 4.30 pesos per liter of Magna gasoline; 3.64 pesos per liter of Premium gasoline and 4.73 pesos per liter of diesel. This fee is updated annually according to inflation and adjusted monthly by the tax authorities.

IEPS Tax to benefit Mexican states and municipalities: This tax is a quota on domestic sales of automotive fuels, including gasoline and diesel, which Pemex Industrial Transformation collects on behalf of the Mexican Government. The applicable quotas for 2017 were 38.00 cents per liter of Magna gasoline, 46.37 cents per liter of premium gasoline and 31.54 cents per liter of diesel. This rate is updated annually with inflation. The funds raised by this quota are allocated to the states and municipalities as provided in the Tax Coordination Law.

IEPS Tax on Fossil Fuels: This tax is a quota on the internal sales of fossil fuels, which Pemex Industrial Transformation collects on behalf of the Mexican Government. The applicable quotas for 2017 were 6.50 cents per liter for propane, 8.42 cents per liter for butane, 11.41 cents per liter for jet and other fuel, 13.64 cents per liter for turbosine and other kerosene, 13.84 cents per liter for diesel, 14.78 cents per liter for fuel oil and Ps. 17.15 per ton for petroleum coke. This rate is updated annually according to inflation.

b.	Value Added Tax (“VAT”)

For VAT purposes, final monthly payments are determined based on PEMEX’s cash flow, in accordance with the provisions of the Value Added Tax Law, applicable to payers of this tax.

The VAT is caused by the sales of goods, rendering of services, granting of the temporary use of goods in the national territory and by the importation of goods and services to the national territory. VAT taxpayers transfer VAT to their customers and are entitled to credit the VAT paid to their suppliers and on their imports. The net balance between VAT transferred to customers and paid to suppliers and on imports results each month in the VAT to be paid to the tax authorities or in an amount in favor of the taxpayer. The taxpayer has the right to credit VAT in favor against VAT payable in future months, to request a refund or to offset it against other payable federal taxes.

Taxes on Income are described below:

c.	Income Tax

As of January 1, 2015, Petróleos Mexicanos, Subsidiary Entities and the subsidiary companies residing in Mexico for tax purposes are subject to the Income Tax Law.

This tax is calculated by applying a rate of 30% to the tax result. Tax result is the excess of total revenues over the allowed deductions and tax losses from previous years.

Accounting income differs from taxable income primarily due to the effects of inflation and differences between depreciation and other non-deductible expenses.

For the years ended December 31, 2017, 2016 and 2015, Petroleos Mexicanos and its Subsidiary Companies incurred the following income tax expense (benefit):

	2017		2016		2015
Current income tax	Ps.	3,546,912	Ps.	6,201,842	Ps.	7,426,892
Deferred income tax		(9,334,064)		(18,842,211)		(53,014,159)

Total	Ps.	(5,787,152)	Ps.	(12,640,369)	Ps.	(45,587,267)

Income tax REFIPRE (Preferent Fiscal Regime)	Ps.	722,984	Ps.	—	Ps.	—

The principal factors generating the deferred income tax are the following:

	2016		Recognized in profit and loss		Recognized in OCI		2017

Deferred income tax asset:
Provisions	Ps.	5,906,581	Ps.	2,393,237	Ps.	—	Ps.	8,299,818
Employee benefits provision		125,973,332		4,902,275		(800,284)		130,075,323
Advance payments from clients		1,046,010		1,728,296		—		2,774,306
Accrued liabilities		2,269,561		(1,897,574)		—		371,987
Non-recoverable accounts receivable		778,179		(38,431)		—		739,748
Derivative financial instruments		223,518		(144,263)		—		79,255
Wells, pipelines, properties and equipment		458,273,897		(52,834,079)		—		405,439,818
Tax loss carryforwards(1)		43,327,737		(9,216,777)		—		34,110,960

Total deferred income tax asset		637,798,815		(55,107,316)		(800,284)		581,891,215
Valuation reserve(2)		(565,125,697)		64,560,772		—		(500,564,925)

Net deferred income tax asset		72,673,118		9,453,456		(800,284)		81,326,290

Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(3,632,294)		188,676		—		(3,443,618)
Other		(502,242)		(308,068)		—		(810,310)

Total deferred income tax liability		(4,134,536)		(119,392)		—		(4,253,928)

Net long-term deferred income tax liability	Ps.	68,538,582	Ps.	9,334,064	Ps.	(800,284)	Ps.	77,072,362

	2015		Recognized in profit and loss		Recognized in OCI and equity (3)		2016

Deferred income tax asset:
Provisions	Ps.	25,414,822	Ps.	(19,508,241)	Ps.	—	Ps.	5,906,581
Employee benefits provision		247,834,882		(119,837,137)		(2,024,413)		125,973,332
Advance payments from clients		1,015,357		30,653		—		1,046,010
Accrued liabilities		1,514		2,268,047		—		2,269,561
Non-recoverable accounts receivable		104,346		673,833		—		778,179
Derivative financial instruments		22,506		201,012		—		223,518
Wells, pipelines, properties and equipment		446,970,333		11,303,564		—		458,273,897
Tax loss carryforwards(1)		14,894,231		28,433,506		—		43,327,737

Total deferred income tax asset		736,257,991		(96,434,763)		(2,024,413)		637,798,815
Valuation reserve(2)		(681,357,607)		116,231,910		—		(565,125,697)

Net deferred income tax asset		54,900,384		19,797,147		(2,024,413)		72,673,118

Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(1,909,529)		(726,999)		(995,766)		(3,632,294)
Other		(274,305)		(227,937)		—		(502,242)

Total deferred income tax liability		(2,183,834)		(954,936)		(995,766)		(4,134,536)

Net long-term deferred income tax liability	Ps.	52,716,550	Ps.	18,842,211	Ps.	(3,020,179)	Ps.	68,538,582

(1)	Tax loss carryforwards expire in 2027.
(2)	Due to PEMEX’s estimate that not enough taxable income will be generated in future periods, a valuation reserve was recognized to account for the deferred income tax asset.
(3)	Includes effects from business combination in equity of Ps. (995,766).

Expense attributable to the profit (loss) from continuing operations before income taxes was different from that which would result from applying the 30% rate to profit, as a result of the items listed below:

	For the years ended December 31,
	2017		2016		2015
Expected income tax expense	Ps.	(20,055,588)	Ps.	(14,901,324)	Ps.	(3,089,241)
Increase (decrease) resulting from:
Tax effect of inflation-net		14,302,118		8,098,213		(1,618,327)
Difference between accounting and tax depreciation		(3,713,920)		(1,765,183)		(107,231)
Non-deductible expenses		1,954,659		1,558,120		(1,921,515)
Others-net		(1,725,579)		(5,630,195)		(38,850,953)

Income tax expense	Ps.	(5,787,152)	Ps.	(12,640,369)	Ps.	(45,587,267)

As of December 31, 2017 and 2016, the net accumulated effect of actuarial gains and losses on deferred tax was Ps. 17,688,032 and Ps. 16,887,748, respectively. In addition, as of December 31, 2017 and 2016, the deferred tax effect of actuarial gains and losses from Petróleos Mexicanos and PMI CIM are presented in comprehensive (loss) income in the amounts of Ps. (800,284) and Ps. (2,024,413), respectively. As of December 31, 2015, the deferred tax effect of PMI CIM’s performance was Ps. (124,285).